Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts
Schedule of valuation and qualifying accounts

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2011	$29,650	$94,678	$(112,412)	$11,916
December 31, 2010	$16,372	$115,478	$(102,200)	$29,650
December 31, 2009	$15,207	$112,025	$(110,860)	$16,372